Other Long-term Assets	12 Months Ended
Dec. 31, 2017
Other Long-term Assets
Other Long-term Assets

10.Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2016	2017
	RMB	RMB
Copyrights, licenses and domain names	254,067	820,362
Staff housing loans	105,208	107,203
Non-current deposits	88,398	93,147
Others	52,075	91,867

	499,748	1,112,579

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 1.5% to 3.5% per annum for the years ended December 31, 2016 and 2017, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2016 and 2017 amounted to approximately RMB45.5 million and RMB48.5 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).